OTHER ACCRUED LIABILITIES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
OTHER ACCRUED LIABILITIES.
Conditional Advances, Interest Rate, Percentage		1.44%
Grant received, Reimbursed	€ 0.6
Non-refundable grant	0.4
Proceeds from conditional advances	€ 0.4